Income Tax - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Netherlands statutory income taxes rate	25.80%	25.80%	25.80%
Effect of changes in tax laws and similar	$ 0.0	$ 149.0	$ 6.0
Effect of the tax benefits on basic earnings per share (in usd per share)	$ 0.03	$ 0.05	$ 0.07
Maximum percentage of tax reduction from tax holidays	100.00%	100.00%	100.00%
Thereafter	$ 575.0
Deferred tax benefit (expense) recorded as component of other comprehensive income (loss)	21.0	$ (2.0)	$ (26.0)
Cumulative amount of distributable earnings	6,600.0	7,575.0
Distributable earnings becoming taxable upon repatriation amount	493.0
Indefinitely reinvested by foreign subsidiaries	418.0
Decrease in long term deferred tax liabilities	7.5
Unrecognized tax benefits	19.0	21.0
Interest and penalties of unrecognized tax benefits	$ 6.0	6.0
Pillar II effective tax rate	15.00%
Pillar II income taxes	$ 9.0
Technological activities
Operating Loss Carryforwards [Line Items]
Effect of changes in tax laws and similar		52.0
Intangible assets
Operating Loss Carryforwards [Line Items]
Effect of changes in tax laws and similar		81.0
2030
Operating Loss Carryforwards [Line Items]
Thereafter	181.0
Maximum
Operating Loss Carryforwards [Line Items]
Accrued interest and penalties related to uncertain tax positions	1.0	$ 1.0	$ 1.0
Netherlands
Operating Loss Carryforwards [Line Items]
Cumulative amount of distributable earnings	$ 6,107.0